Submission	Jul. 10, 2025
Submission [Line Items]
Central Index Key	0001910139
Registrant Name	Mobileye Global Inc.
Registration File Number	333-277937
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES